Taxes On Income (Details) - Schedule of statutory tax rate - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of statutory tax rate [Abstract]
Net loss, as reported in the consolidated statements of comprehensive loss	$ 1,625	$ 718
Statutory tax rate	21.00%	21.00%
Computed “expected” tax income	$ 341	$ 151
Valuation allowance	(341)	(151)
Taxes on income